Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Changes in Balances of Capitalized Costs

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	Jan-Jun/ 2019	Jan-Dec/ 2018
Property plant and equipment
Opening Balance	4,132	4,522
Additions to capitalized costs pending determination of proved reserves	201	379
Capitalized exploratory costs charged to expense	(38)	(10)
Transfers upon recognition of proved reserves	—	(95)
Cumulative translation adjustment	46	(664)

Closing Balance	4,341	4,132

Intangible Assets	1,995	1,980

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	6,336	6,112

(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Summary of Exploration Costs

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2019	2018	2019	2018
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Exploration costs recognized in the statement of income
Geological and geophysical expenses	191	166	86	75
Exploration expenditures written off (includes dry wells and signature bonuses)	64	65	14	57
Contractual penalties	14	60	—	24
Other exploration expenses	5	7	1	6

Total expenses	274	298	101	162

Cash used in:
Operating activities	196	172	87	80
Investment activities	198	388	104	164

Total cash used	394	560	191	244